Note 5 - Property and Equipment (Details) - Property and Equipment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment	27,236	$ 27,162
Less accumulated depreciation	(6,781)	(6,012)
	20,455	21,150
Land [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	7,866	7,866
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	3,550	3,502
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	40 years
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	15,740	15,731
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	80	$ 63